Related Party Transactions - Summary of Amounts Included in Consolidated Statement of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related party interest expense	$ 2
Hilton
Related Party Transaction [Line Items]
Related party interest expense	2
Hilton | Allocated general and administrative
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	27	$ 13	$ 8
Hilton | General and administrative, shared services
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	12	11	10
Hilton | General and administrative, defined contribution plan
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	7	7	6
Hilton | General and administrative, insurance
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	2	2	2
Hilton | License fee expense
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 80	$ 74	$ 62